Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2011
Investment in associated companies [Abstract]
Percentages of ownership and book value of investments recorded using equity method
The Company has the following investments that are recorded using the equity method:

	December 31, 2011	December 31, 2010	December 31, 2009

Scorpion Offshore Limited ("Scorpion")	- *	- *	38.6%
SapuraCrest Bhd ("SapuraCrest")	23.6%	23.6%	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	49.0%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman")	49.0%	49.0%	49.0%
C6 Technologies AS ("C6")**	-	50.0%	-
Archer ("Archer")**	39.9%	-	-
Asia Offshore Drilling ("AOD")	33.8%	-	-
Sevan Drilling ("Sevan Drilling")	28.5%	-	-

* During 2010 the Company's ownership in Scorpion increased from 38.6% to 100%, As such Scorpion was fully consolidated into Seadrill's financial statements as of December 31, 2010. (Reference note 25 Acquisitions)

** In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company (Reference note 11)

At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2011	December 31, 2010

SapuraCrest	106	86
Tioman	1	3
Varia Perdana	102	111
C6	-	5
Archer	393	-
AOD	53	-
Sevan Drilling	66	-
Total	721	205

Summarized balance sheet information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2011
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
SapuraCrest	716	514	505	198
Varia Perdana	136	157	64	33
Tioman	80	-	70	-
Archer	638	2,176	466	1,061
AOD	49	122	3	-
Sevan Drilling	224	1,375	117	810
TOTAL	1,843	4,344	1,225	2,102

Summarized statement of operations information of equity method investees
Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	-	(4)	(4)
Sevan Drilling	116	8	(50)
TOTAL	3,146	248	108

	Year ended December 31, 2010
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	1,043	118	122
Varia Perdana	164	99	99
Tioman	247	9	5
C6	-	(1)	(1)
TOTAL	1,454	225	225

	Year ended December 31, 2009
(In US$ millions)	Operating revenues	Net operating income	Net income
Scorpion	345	109	61
SapuraCrest	1,063	117	98
Varia Perdana	145	93	92
Tioman	239	9	7
TOTAL	1,792	328	258

Recorded equity in the statutory accounts of equity method investees
At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2011	December 31, 2010	December 31, 2009

Scorpion	-	-	200
SapuraCrest	124	112	99
Tioman	5	7	7
Varia Perdana	96	100	104
C6	-	6	-
Archer	514	-	-
AOD	57	-	-
Sevan Drilling	188	-	-
Total	984	225	410